2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Summary Of Significant Accounting Policies Policies
Basis of Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are presented in accordance with Accounting Standard Codification (“ASC”) 805, Business Combinations, which requires that entities under common control be reflected at their historical cost. Accordingly, the accompanying consolidated financial statements reflect the historical combined results of the Common Controlled Entities prior to the Roll-up Date.

Additionally, the accompanying consolidated financial statements as of June 30, 2013 and for the six months ended June 30, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q, and reflect, in the opinion of management, all adjustments, which are of a normal and recurring nature, necessary for a fair presentation of the results for such periods. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

These consolidated financial statements were approved by management and available for issuance on May 10, 2013. Subsequent events have been evaluated through this date.

Principles of Consolidation

Since the Roll-up Date, the accompanying consolidated financial statements include the accounts of Starboard and its wholly owned subsidiaries, ImPetro and Operating. Prior to the Roll-up Date, the accompanying consolidated financial statements reflected the historical combined results of the Common Controlled Entities. All intercompany transactions and balances have been eliminated in consolidation.

Fair Value Measurements

Fair Value Measurements

The Company has adopted and follows ASC 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Company’s financial assets and liabilities, such as cash, trade receivable, joint interest receivable, joint interest revenues payable, accounts payable and accrued liabilities and related party payable, approximate their fair values because of the short maturity of these instruments.

Cash

The Company considers all highly-liquid debt instruments with original maturities of three months or less to be cash equivalents. As of June 30, 2013 (unaudited) and December 31, 2012 and 2011, the Company did not hold any cash equivalents.

The Company maintains its cash balances in financial institutions which are insured by the Federal Deposit Insurance Corporation (“FDIC”).  The cash accounts maintain FDIC coverage of up to $250,000 per institution.  Non-interest bearing accounts were fully covered subject to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Act”) for the years ended December 31, 2012 and 2011.  This provision of the Act expired on December 31, 2012. As of June 30, 2013 and December 31, 2011, the Company had approximately $2,069,000 (unaudited) and $785,000 in excess of its FDIC coverage respectively.  As of December 31, 2012 the Company had no amounts in excess of FDIC coverage.

Trade Receivable and Joint Interest Receivable

Trade receivable is comprised of accrued natural gas and crude oil sales and joint interest receivable is comprised of amounts owed to the Company from joint interest owners for their proportionate share of expenses.  Generally, operators of natural gas and crude oil properties have the right to offset joint interest receivables with revenue payables.  Accordingly, any joint interest owner that has a joint interest receivable and joint interest revenue payable as of June 30, 2013 and December 31, 2012 and 2011 are shown at net in the accompanying consolidated balance sheets.

The Company performs ongoing credit evaluations of its customers’ and extends credit to virtually all of its customers. Credit losses to date have not been significant and have been within management’s expectations.  In the event of complete non-performance by the Company’s customers and joint interest owners, the maximum exposure to the Company is the outstanding trade and joint interest receivable balance at the date of non-performance. For the six months ended June 30, 2013 and 2012 (unaudited) and the year ended December 31, 2012, the Company had no bad debt expense. For the year ended December 31, 2011, the Company’s bad debt expense approximated $4,000.

Derivative Activities

The Company utilized oil and natural gas derivative contracts to mitigate it’s exposure to commodity price risk associated with its future oil and natural gas production. These derivative contracts have historically consisted of options, in the form of price floors or collars. The Company’s derivative financial instruments are recorded on the consolidated balance sheets as either an asset or a liability measured at fair value. The Company does not apply hedge accounting to its oil and natural gas derivative contracts and accordingly the changes in the fair value of these instruments are recognized in the statement of operations in the period of change.

The Company’s derivative instruments are issued to manage the price risk attributable to our expected natural gas and oil production. While there is risk that the financial benefit of rising natural gas and oil prices may not be captured, Company management believes the benefits of stable and predictable cash flow are more important. Among these benefits are more efficient utilization of existing personnel and planning for future staff additions, the flexibility to enter into long-term projects requiring substantial committed capital, smoother and more efficient execution of our ongoing development drilling and production enhancement programs, more consistent returns on invested capital and better access to bank and other capital markets. Every unsettled derivative instrument is recorded on the accompanying consolidated balance sheets as either an asset or a liability measured at its fair value. Changes in a derivative’s fair value are recognized in earnings unless specific hedge accounting criteria are met. Cash flows from natural gas and oil derivative contract settlements are reflected in operating activities in the accompanying consolidated statements of cash flows.

Realized and unrealized gains and losses on derivatives are accounted for using the mark-to-market accounting method. The Company recognizes all unrealized and realized gains and losses related to these contracts in each period in gain (loss) from derivative contracts in the accompanying consolidated statements of operations.

Oil and Gas Natural Gas Properties

The Company uses the successful efforts method of accounting for oil and natural gas producing activities, as further defined under ASC 932, Extractive Activities - Oil and Natural Gas. Under these provisions, costs to acquire mineral interests in oil and natural gas properties, to drill exploratory wells that find proved reserves, and to drill and equip development wells are capitalized.

Exploratory drilling costs are capitalized when incurred pending the determination of whether a well has found proved reserves. A determination of whether a well has found proved reserves is made shortly after drilling is completed. The determination is based on a process that relies on interpretations of available geologic, geophysic, and engineering data. If a well is determined to be successful, the capitalized drilling costs will be reclassified as part of the cost of the well. Capitalized costs of producing oil and natural gas interests are depleted on a unit-of-production basis.

If a well is determined to be unsuccessful, the capitalized drilling costs will be charged to expense in the period the determination is made. If a determination can not be made as to whether the reserves that have been found can be classified as proved, the cost of drilling the exploratory well is not carried as an asset for more than one year following completion of drilling. If, after that year has passed, a determination that proved reserves exist cannot be made, the well is assumed to be impaired and its costs are charged to expense. Its cost can, however, continue to be capitalized if a sufficient quantity of reserves is discovered in the well to justify its completion as a producing well and the entity is making sufficient progress assessing the reserves and the economic and operating viability of the project.

Additionally, the Company assesses the impairment of capitalized costs of its proved oil and natural gas properties and other equipment when circumstances indicate that the carrying value may not be recoverable. The Company determines if impairment has occurred through either adverse changes or as a result of their annual petroleum engineering review. When it is determined that the estimated future net cash flows of an asset will not be sufficient to recover its carrying amount, an impairment loss must be recorded to reduce the carrying amount to its estimated fair value. For the six months ended June 30, 2013 and 2012 (unaudited) and the years ended December 31, 2012 and 2011, the Company did not have an impairment charge.

Other Property and Equipment

Other property and equipment, which includes field equipment, vehicles, and office equipment, is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets. Vehicles and office equipment are generally depreciated over a useful life of five years and field equipment is generally depreciated over a useful life of twenty years.

Equity Investment

The Company previously held a 40% interest in ImPetro through the Roll-up Date. Prior to the Roll-up Date, the equity investment in ImPetro was carried at cost and was adjusted for the Company’s proportionate share of their undistributed earnings or losses through the Roll-up Date. On the Roll-up Date, the Company acquired the remaining 60% of ImPetro and has consolidated its results subsequent to the Roll-up Date. Additionally, the Company followed the provisions of ASC 805-10, Business Combinations, which requires the Company to record a gain or loss in the accompanying consolidated statement of operations for the year ended December 31, 2011 as a result of remeasuring its prior equity interest at fair-value in a business combination acquired in stages. As such, the Company recorded a gain of approximately $6,980,000 during the year ended December 31, 2011.

Goodwill

Goodwill was generated as part of the ImPetro acquisition during the year ended December 31, 2011 and represents the excess of the purchase price over the estimated fair value of the net assets acquired in the step acquisition of a business. Goodwill is not amortized; rather, it is tested for impairment annually and when events or changes in circumstances indicate that fair value of a reporting unit with goodwill has been reduced below carrying value. The impairment test requires allocating goodwill and other assets and liabilities to reporting units. However, the Company only has one reporting unit. To assess impairment, the Company has the option to qualitatively assess if it is more likely than not that the fair value of the reporting unit is less than the book value. Absent a qualitative assessment, or, through the qualitative assessment, if the Company determines it is more likely than not that the fair value of the reporting unit is less than the book value, a quantitative assessment is prepared to calculate the fair market value of the reporting unit. If it is determined that the fair value of the reporting unit is less than the book value, the recorded goodwill is impaired to its implied fair value with a charge to operating expenses.

Deferred Offering Costs

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A ‘‘Expenses of Offering’’. Deferred offering costs consist principally of accounting, legal and other fees incurred through the consolidated balance sheet dates that are related to the proposed initial public offering and that will be charged to stockholders’ equity upon the receipt of the offering proceeds or charged to expense if the offering is not completed. For the six months ended June 30, 2013 and 2012 and the year ended December 31, 2012, the Company incurred deferred offering costs of approximately $81,000 (unaudited), $155,000 (unaudited), and $294,000, respectively, relating to expenses connected with the offering. The deferred offering costs are included in other assets in the consolidated balance sheets. Additionally, these costs are reviewed periodically by management for indications of impairment. For the six months ended June 30, 2013 and 2012 (unaudited) and the year ended December 31, 2012, the Company did not have an impairment charge.

Asset Retirement Obligations

The Company follows the provisions of ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires entities to record the fair value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. When the liability is initially recorded, the entity capitalizes a cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depleted as part of the oil and natural gas property. Upon settlement of the liability, an entity either settles the obligation for its recorded amount or incurs a gain or loss upon settlement. The Company’s asset retirement obligations relate to the plugging, dismantlement, removal, site reclamation and similar activities of its oil and natural gas properties.

Asset retirement obligations are estimated at the present value of expected future net cash flows and are discounted using the Company’s credit adjusted risk free rate. The Company uses unobservable inputs in the estimation of asset retirement obligations that include, but are not limited to, costs of labor, costs of materials, profits on costs of labor and materials, the effect of inflation on estimated costs, and the discount rate. Accordingly, asset retirement obligations are considered a Level 3 measurement under ASC 820. Additionally, because of the subjectivity of assumptions and the relatively long lives of the Company’s wells, the costs to ultimately retire the Company’s wells may vary significantly from prior estimates.

Put Option Liability

On the Roll-up Date, the Company entered into the Exchange Agreement which contained a contingent put option provision which allows the Put Option Holders to sell their shares to the Company, at their discretion, if the Company failed to register its shares with the SEC within six months of the closing the Exchange Agreement. On December 13, 2011, the six month period expired and the put option liability was recorded as an $18,400,000 current liability. At December 31, 2011, the put option is presented as a current liability in the accompanying consolidated balance sheet. This contingent put option provision is removed upon the completion of a successful registration with the SEC. Additionally, when the Exchange Agreement was executed, the equity interest held by the Put Option Holders was $14,700,000 (1,470,000 common shares); however, the put option feature requires payment of $18,400,000 if exercised by the Put Option Holders, at a redemption value of $12.52 per share. This beneficial option feature has been recorded as a $3,700,000 put option expense within the accompanying consolidated statement of operations for the year ended December 31, 2011.

Effective July 20, 2012, the Put Option Holders agreed to waive the put option provision in exchange for an additional 707,336 common shares of Starboard.

Revenue Recognition and Natural Gas Imbalances

The Company utilizes the accrual method of accounting for natural gas and crude oil revenues, whereby revenues are recognized based on the Company’s net revenue interest in the wells. The Company will also enter into physical contract sale agreements through its normal operations.

Gas imbalances are accounted for using the sales method. Under this method, revenues are recognized based on actual volumes of oil and gas sold to purchasers. However, the Company has no history of significant gas imbalances.

Lease Operating Expenses

Lease operating expenses represent, pumpers’ salaries, saltwater disposal, ad valorem taxes, repairs and maintenance, expensed workovers and other operating expenses. Lease operating expenses are expensed as incurred.

Sales-Based Taxes

The Company incurs severance tax on the sale of its production which is generated in Texas and Oklahoma. These taxes are reported on a gross basis and are included in production taxes within the accompanying consolidated statements of operations. Sales-based taxes for the six months ended June 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011 were approximately $153,000 (unaudited), $159,000 (unaudited), $279,000, and $206,000, respectively.

Income Taxes

The Company was a limited liability company until June 28, 2012. As such, income or loss of the Company prior to June 28, 2012, in general, was allocated to the members for inclusion in their income tax return. Accordingly, the Company has not provided for federal income taxes prior to June 28, 2012. The pro forma financial information at the bottom of consolidated statements of operations illustrates the Company’s pro forma income (loss), tax expense and net income (loss) per share by period had the Company been taxed as a C-corporation and the Company’s roll-up transaction occurred effective prior to the periods presented.

The Company complies with GAAP which requires an asset and liability approach to financial reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred income tax assets to the amount expected to be realized.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of June 30, 2013 (unaudited), December 31, 2012 and 2011. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. The Company incurred filing related penalties of approximately $7,000 for the year ended December 31, 2012. No interest expense or penalties have been recognized as of June 30, 2013 and 2012 and for the six month period then ended (unaudited) and as of December 31, 2011 and for the year then ended.

The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Company is subject to income tax examinations by major taxing authorities since the commencement of operations.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Stock-Based Compensation and Equity Incentive Plans

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The standard requires the measurement and recognition of compensation expense in the Company’s consolidated statements of operations for all share-based payment awards made to the Company’s employees, directors and consultants including employee stock options, non-vested equity stock and equity stock units, and employee stock purchase grants. Stock-based compensation expense is measured at the grant date, based on the estimated fair value of the award, reduced by an estimate of the annualized rate of expected forfeitures, and is recognized as an expense over the employees’ expected requisite service period, generally using the straight-line method. In addition, ASC 718 requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow, rather than as an operating cash flow as prescribed under previous accounting rules.

The Company’s forfeiture rate represents the historical rate at which the Company’s stock-based awards were surrendered prior to vesting. ASC 718 requires forfeitures to be estimated at the time of grant and revised on a cumulative basis, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During the six months ended June 30, 2013 and the year ended December 31, 2012, the Company incurred a stock based compensation expense of approximately $599,000 (unaudited) and $899,000, respectively and is included in the accompanying consolidated statement of operations in general and administrative expenses.

Net Loss Per Common Share

Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to stockholders by the weighted average number of common shares outstanding during the period. Diluted net income per common share is calculated in the same manner, but also considers the impact to net income (loss) and common shares for the potential dilution from stock options, non-vested share appreciation rights and non-vested restricted shares. For the six month period ended June 30, 2013 and 2012 (unaudited) and for the year ended December 31, 2012, there were 349,650 potentially dilutive non-vested restricted shares. The potentially dilutive shares at June 30, 2013 and 2012 (unaudited) and December 31, 2012 are considered antidilutive and thus result in the basic net loss per common share equaling the diluted net loss per common share. For the year ended December 31, 2011, there were no potentially dilutive shares.

Additionally, net income (loss) per common share includes the shares held by the Put Option Holders (1,470,000 common shares) for the six month period ended June 30, 2012 (unaudited) and for the year ended December 31, 2011.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s estimates of oil and natural gas reserves are, by necessity, projections based on geologic and engineering data, and there are uncertainties inherent in the interpretation of such data as well as the projection of future rates of production and the timing of development expenditures. Reserve engineering is a subjective process of estimating underground accumulations of natural gas and oil that are difficult to measure. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation and judgment. Estimates of economically recoverable natural gas and oil reserves and future net cash flows necessarily depend upon a number of variable factors and assumptions, such as historical production from the area compared with production from other producing areas, the assumed effect of regulations by governmental agencies, and assumptions governing future natural gas and oil prices, future operating costs, severance taxes, development costs and workover costs, all of which may in fact vary considerably from actual results. The future drilling costs associated with reserves assigned to proved undeveloped locations may ultimately increase to the extent that these reserves are later determined to be uneconomic. For these reasons, estimates of the economically recoverable quantities of expected natural gas and oil attributable to any particular group of properties, classifications of such reserves based on risk of recovery, and estimates of the future net cash flows may vary substantially. Any significant variance in the assumptions could materially affect the estimated quantity of the reserves, which could affect the carrying value of the Company’s oil and natural gas properties and/or the rate of depletion related to the oil and natural gas properties.

Recent Accounting Pronouncements

The Company qualifies as an “emerging growth company” pursuant to the provisions of the JOBS Act. Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. However, the Company has chosen to “opt out” of this extended transition period, and as a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-“emerging growth companies”. The Company’s decision to opt out of the extended transition period is irrevocable.